Debt (Narrative) (Details) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) quarter	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt				$ 0	$ 0	$ (178)
FHLB line of credit, maximum amount available	$ 7,000		$ 7,000	7,000
FHLB advances, line of credit	500		$ 900	$ 500
Three Month LIBOR
Debt Instrument [Line Items]
FHLB Advances, Interest Rate Reset Period (in months)			3 months	3 months
FHLB Advances, Prepayment Notification Period (in months)			3 months	3 months
FHLB Advances, Initial Lockout Period (in months)			12 months	12 months
Federal Home Loan Bank Advances
Debt Instrument [Line Items]
Payments for Federal Home Loan Bank Advances	375	$ 2,900
Gain (loss) on extinguishment of debt	$ 3	$ (178)
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Payment Deferment Period | quarter				16